UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of Dec 31, 2007
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         May 14, 2008
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      43
Form 13F Information Table Value   $1,029,023
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         03/31/2008


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Abbott Laboratories           COM      002824100  27,848  504,951 SH         SOLE       NA    131,388   0  373,563
Amazon.com                    COM      023135106  25,388  356,073 SH         SOLE       NA     94,677   0  261,396
Apple Computer, Inc.          COM      037833100  29,338  204,446 SH         SOLE       NA     54,691   0  149,755
Autodesk, Inc.                COM      052769106  17,794  565,242 SH         SOLE       NA    160,491   0  404,751
Bank of America Corp.         COM      060505104   2,125   56,060 SH         SOLE       NA          0   0   56,060
Burlington Northern Santa Fe  COM      12189T104  29,928  324,524 SH         SOLE       NA     87,647   0  236,877
Celgene Corporation           COM      151020104  32,448  529,420 SH         SOLE       NA    142,557   0  386,863
Cia Vale Do Rio Doce-ADR      COM      204412209  23,333  673,595 SH         SOLE       NA    106,353   0  567,242
Colgate-Palmolive             COM      194162103   5,477   70,299 SH         SOLE       NA     38,100   0   32,199
Deere & Co                    COM      244199105  27,980  347,838 SH         SOLE       NA     92,075   0  255,763
Devon Energy Corporation      COM      25179M103  30,201  289,478 SH         SOLE       NA     78,182   0  211,296
Dominion Resources, Inc       COM      25746U109  25,721  629,790 SH         SOLE       NA    169,106   0  460,684
EOG Resources.                COM      26875P101  29,283  244,026 SH         SOLE       NA     72,231   0  171,795
Express Scripts, Inc          COM      302182100  30,121  468,297 SH         SOLE       NA    126,097   0  342,200
Freeport-McMoran Copper & Gld COM      35671D857  31,582  328,225 SH         SOLE       NA     86,901   0  241,324
Genentech, Inc                COM      368710406     232    2,863 SH         SOLE       NA      2,863   0        0
General Dynamics Corporation  COM      369550108  26,953  323,292 SH         SOLE       NA     87,486   0  235,806
Gilead Sciences, Inc          COM      375558103  34,799  675,322 SH         SOLE       NA    181,845   0  493,478
Google Inc.                   COM      38259P508  19,919   45,223 SH         SOLE       NA     12,115   0   33,108
Hess Corporation              COM      42809H107  28,544  323,701 SH         SOLE       NA     87,162   0  236,539
Hewlett-Packard Co.           COM      428236103  28,066  614,675 SH         SOLE       NA    164,701   0  449,974
Honeywell International Inc.  COM      438516106  26,253  465,321 SH         SOLE       NA    130,553   0  334,768
Johnson & Johnson             COM      478160104  23,921  368,747 SH         SOLE       NA    110,608   0  258,139
Johnson Controls, Inc.	      COM      478366107  26,766  791,900 SH	     SOLE	NA    212,413	0  579,487
JP Morgan Chase & Co.         COM      46602H100  24,611  573,022 SH         SOLE       NA    155,460   0  417,562
Kinder Morgan Energy          COM      494550106   3,679   67,267 SH         SOLE       NA     62,258   0    5,008
KLA-Tencor Corporation	      COM      482480100  20,403  549,933 SH	     SOLE	NA    148,668	0  401,264
Marriott International        COM      571903202  23,176  674,492 SH         SOLE       NA    181,180   0  493,312
Mastercard Inc                COM      57636Q104  29,237  131,115 SH         SOLE       NA     35,182   0   95,934
McDonald's Corporation        COM      580135101  32,670  585,794 SH         SOLE       NA    157,701   0  428,093
Medco Health Solutions, Inc   COM      58405U102  20,847  476,057 SH         SOLE       NA    129,871   0  346,186
Merrill Lynch & Co. Inc       COM      590188108  20,571  504,937 SH         SOLE       NA    146,955   0  357,982
Monsanto Co                   COM      61166W101  27,408  245,810 SH         SOLE       NA     66,078   0  179,732
Nokia Corp-SPON ADR           COM      654902204  20,396  640,770 SH         SOLE       NA    103,895   0  536,875
Nucor Corp.                   COM      670346105  27,682  408,649 SH         SOLE       NA    110,368   0  298,281
Praxair Inc                   COM      74005P104  28,828  342,254 SH         SOLE       NA     91,825   0  250,429
Procter & Gamble              COM      742718109  32,332  461,427 SH         SOLE       NA    124,185   0  337,242
Research In Motion Ltd.       COM      760975102  17,796  158,565 SH         SOLE       NA     30,317   0  128,248
The Goldman Sachs Group, Inc. COM      38141G104  22,974  138,910 SH	     SOLE	NA     38,573	0  100,337
Union Pacific Corporation     COM      907818108  26,601  212,162 SH         SOLE       NA     51,789   0  160,373
US Bancorp       	      COM      902973304  17,530  541,725 SH	     SOLE	NA    114,591	0  427,134
Visa Inc                      COM      92826C839  18,882  302,792 SH         SOLE       NA    121,208   0  181,583
XTO Energy Inc                COM      98385X106  29,380  474,939 SH         SOLE       NA    128,272   0  346,667